UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05407

Trust for Credit Unions
(Exact name of registrant as specified in charter)

615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay E. Johnson
Callahan Financial Services, Inc.
1001 Connecticut Avenue NW, Suite 1001
Washington, DC 20036
(Name and address of agent for service)

With Copies To:

Michael P. Malloy
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Registrant's telephone number, including area code: 1-800-342-5828

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2022

Item 1. Reports to Stockholders.

(a)

Ultra-Short Duration Portfolio
Short Duration Portfolio

Semi-Annual Report
February 28, 2022

The reports concerning the Trust for Credit Unions (“TCU” or the “Trust”) Ultra-Short Duration Portfolio and Short Duration Portfolio (each a “Portfolio” and together the “Portfolios”) included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities, if any, during the most recent 12-month period ended June 30 is available by August 31 of the relevant year: (i) without charge, upon request, by calling the Trust at 1-800-342-5828; and (ii) on the SEC’s website at http://www.sec.gov.

An investment in a TCU Portfolio is not a credit union deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency.

The TCU Ultra-Short Duration Portfolio and the TCU Short Duration Portfolio are not money market funds. Investors in these Portfolios should understand that the net asset values of the Portfolios will fluctuate, which may result in a loss of the principal amount invested. The Portfolios’ net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolios if held to maturity and not to the value of the Portfolios’ shares. The Portfolios’ investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

Holdings and allocations shown may not be representative of current or future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current Prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about the Portfolios.

Callahan Financial Services, Inc. is the distributor of the TCU Portfolios.

This report is for the information of the shareholders of the Trust. Its use in connection with any offering of shares of the Trust is authorized only in the case of a concurrent or prior delivery of the Trust’s current Prospectus.

Dear Credit Union Shareholders,

Credit unions wrapped up 2021 in historic fashion, reaching a series of milestones that reflect their focus on serving members. Among the many notable metrics, the industry recorded a 5.4 million annual increase in membership, opened a record 4.5 million share draft accounts, originated a record $795 billion in loans to members, and crossed $2 trillion in assets. Given the challenges the pandemic has presented during the past two years, these results are particularly outstanding.

Entering 2022, the industry’s balance sheet is well positioned to build on the momentum with ample liquidity, asset quality at historically strong levels, an industrywide net worth ratio exceeding 10%, and the highest industry ROA in nearly 20 years. The strong balance sheet will be important as the economic environment shifts.

In March, the Federal Reserve (the “Fed”) announced the first increase in the federal funds target rate since 2018 and signaled its expectation for six more hikes by year-end. The Fed also is beginning to reduce its balance sheet after being a significant source of market liquidity over the past two years. The rise in rates is welcomed by credit union CFOs, who have seen tightening net interest margins over the past two years. Although share growth slowed in the second half of 2021, the industry’s investment portfolio has grown over 86% since the end of 2019 while the average yield on investments fell from 2.37% in 2019 to 0.89% in 2021.

With the market anticipating moves by the Fed as inflation continued its rise, fixed income markets in the fourth quarter of 2021 and first quarter of 2022 were particularly challenging. The increase in interest rates, higher volatility of interest rates and wider spreads all factored into the challenging environment, impacting Treasuries, mortgage-backed securities, and corporate bonds.

For the six-month period ended February 28, 2022, the cumulative total return of the TCU share class of the Ultra-Short Duration Portfolio was -0.20% versus a 0.02% cumulative total return of the Portfolio’s benchmark, the ICE BofAML Three-Month U.S. Treasury Bill Index. Over the same period, the TCU share class of the Short Duration Portfolio’s cumulative total return was -1.89% versus a -1.72% cumulative total return for the ICE BofAML Two-Year U.S. Treasury Note Index. The Investment Adviser’s Discussion and Analysis in this report provides perspective from ALM First on the positioning of the TCU portfolios. Please refer to their discussion for more information.

Particularly in this environment, ensuring investors have the most current information available is paramount. It is one of the key value components of the Trust for Credit Unions (“TCU”). Please visit our website, www.TrustCU.com, for the most current information on the funds, including performance and portfolio holdings. We also regularly host webinars in which ALM First discusses the current market environment and provides an update on TCU portfolio performance and positioning. Please check the website for the next scheduled date. Of course, we are also available to connect with by calling 800-237-5678.

Thank you for your interest in and support of TCU. If you have any questions or suggestions, please reach out to our team.

Sincerely,

Jay E. Johnson
President and Treasurer
Trust for Credit Unions

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS
TCU ULTRA-SHORT DURATION PORTFOLIO

Investment Objective

The TCU Ultra-Short Duration Portfolio (“USDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, substantially all of the assets (and at least 80%, measured at the time of purchase) of USDP will be invested in fixed-income securities consisting of the following: (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and related custodial receipts; (2) repurchase agreements secured with obligations authorized by the Federal Credit Union Act; and (3) U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.  The Portfolio expects that a substantial portion of these securities will be mortgage-related securities. The Portfolio may also invest in non-U.S. government related securities, including bank notes and repurchase agreements secured by non-U.S. government related collateral. While there will be fluctuations in the net asset value (“NAV”) of the USDP, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. USDP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a One-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the ICE BofAML Three-Month U.S. Treasury Note Index.

Portfolio Management Discussion and Analysis

Below, ALM First Financial Advisors, LLC (“ALM First” or the “Adviser”) discusses the Portfolio’s performance and positioning for the six-month period ended February 28, 2022 (the “Reporting Period”).

Q. How did the Portfolio perform during the Reporting Period?

For the Reporting Period, the cumulative total return of USDP TCU Shares was -0.20% versus a 0.02% cumulative total return of the Portfolio’s benchmark, the ICE BofAML Three-Month U.S. Treasury Bill Index (the “Index”). The Portfolio’s NAV per share at the end of the Reporting Period was $9.40, versus $9.43 on August 31, 2021.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

During the Reporting Period spreads on assets like floating-rate Agency Commercial Backed Securities (“ACMBS”), Home Equity Conversion Mortgages (“HECMs”), and Collateralized Mortgage Obligations (“CMOs”) expanded, hampering the Portfolio’s performance relative to its rates based index.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

As discussed above spreads on floating-rate ACMBS, HECMs, and CMOs widened over the period and led to the Portfolio underperforming relative to its benchmark, as increasing spreads led to a larger price decline than can be attributed to the change in rates alone.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

Since ALM First keeps the duration of the Portfolio aligned with that of the Index to avoid taking a position on the direction of interest rates, the Portfolio’s duration neither helped nor hurt its performance.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

The allocation to short-term U.S. Treasury securities increased from zero to 20% of portfolio assets over the period.

Q. How was the Portfolio positioned relative to its benchmark index at the end of February 2022?

At the end of the Reporting Period, the Portfolio’s largest allocations were in Agency Mortgage-Related Securities, which the Index has no allocation to since the Index is made up only of U.S. Treasury securities.

Past performance does not guarantee future results, which may vary.
There is no guarantee that these objectives will be met.
Portfolio holdings and/or allocations shown above are as of the date indicated and may not be representative of future investments. The holdings and/or allocations shown may not represent all of the Portfolio’s investments. Future investments may or may not be profitable.

THIS PAGE LEFT INTENTIONALLY BLANK

PORTFOLIO COMPOSITION—SECTOR ALLOCATION
TCU ULTRA-SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2022*

August 31, 2021*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION
TCU ULTRA-SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2022*

August 31, 2021*

*
These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities, including cash. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS
TCU SHORT DURATION PORTFOLIO

Investment Objective

The TCU Short Duration Portfolio (“SDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. During normal market conditions, SDP intends to invest a substantial portion of its assets in mortgage-related securities, which include mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by SDP may include adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multi-class mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. SDP invests in obligations authorized under the Federal Credit Union Act with a target duration that is equal to that of the ICE BofAML Two-Year U.S. Treasury Note Index and its maximum duration is that of a Three-Year U.S. Treasury Security.

Portfolio Management Discussion and Analysis

Below, ALM First discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

The Portfolio’s cumulative total return for the Reporting Period was -1.89% for the TCU shares, versus a -1.72% cumulative total return for the ICE BofAML Two-Year U.S. Treasury Note Index (the “Index”). The Portfolio’s net asset value per share closed the Reporting Period at $9.62, versus $9.83 on August 31, 2021.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

During the six-month period ended February 28, 2022 the yield curve flattened by 71 basis points, with the spread between the 2-year and 10-year Treasuries decreasing to 39 basis points from 110 basis points. Additionally, the yield curve shifted higher, the 2-year yield increased by 122 basis points while the 10-year yield ended the period 52 basis points higher.

Wider spreads and higher levels of interest rate volatility also impacted the Portfolio. Agency Mortgage Backed Securities (“MBS”) and ACMBS both experienced spread widening over the period. Additionally, higher levels of interest rate volatility had a negative impact on the price of securities with embedded options such as MBS.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

Wider spreads on MBS and ACMBS had a negative impact on the Portfolio’s performance relative to its benchmark. Additionally, higher-levels of interest rate volatility put downward pressure on MBS valuations due to the options embedded within those securities.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

Since ALM First keeps the duration of the Portfolio aligned with that of the Index to avoid taking a position on the direction of interest rates, the Portfolio’s duration neither helped nor hurt its performance. Unlike the benchmark which is sensitive only to changes in 2-year rates, the Portfolio has exposure to the entire yield curve and with long-end rates increasing less than the 2-year, the Portfolio was able to avoid some of that impact.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

No.

Q. How was the Portfolio positioned at the end of February 2022?

At the end of the Reporting Period, the Portfolio’s largest allocations were in Agency MBS securities, which the Index has no allocation to since the index is made up only of U.S. Treasury securities.

Past performance does not guarantee future results, which may vary.
There is no guarantee that these objectives will be met.
Portfolio holdings and/or allocations shown above are as of the date indicated and may not be representative of future investments. The holdings and/or allocations shown may not represent all of the Portfolio’s investments. Future investments may or may not be profitable.

THIS PAGE LEFT INTENTIONALLY BLANK

PORTFOLIO COMPOSITION—SECTOR ALLOCATION
TCU SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2022*

August 31, 2021*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION
TCU SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2022*

August 31, 2021*

*
These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities, including cash. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments – February 28, 2022 (Unaudited)

Par Value		Value
BANK NOTES – 1.09%
	Financials – 1.09%
$5,000,000	Citizens Bank NA,
	3 Month LIBOR USD + 0.810%
	1.318%, 05/26/22 (a)	$5,003,872
3,975,000	3 Month LIBOR USD + 0.950%
	1.170%, 03/29/23 (a)	3,986,337
3,000,000	Manufacturers & Traders Trust Co.,
	3 Month LIBOR USD + 0.610%
	1.098%, 05/18/22 (a)	3,003,811
5,000,000	Truist Bank,
	SOFR + 0.730%
	0.779%, 03/09/23 (a)	5,022,981
10,000,000	US Bank NA,
	3 Month LIBOR USD + 0.440%
	0.904%, 05/23/22 (a)	10,005,482
	Total Bank Notes	27,022,483
	(Cost $26,998,188)

ASSET BACKED SECURITIES* – 0.01%
	Federal National Mortgage
	Association REMIC – 0.01%
36,620	Series 2001-W4, Class AV1
	1 Month LIBOR USD + 0.140%
	0.327%, 02/25/32 (a)	36,304
56,173	Series 2002-W2, Class AV1
	1 Month LIBOR USD + 0.130%
	0.317%, 06/25/32 (a)	54,628
285,802	Series 2002-T7, Class A1
	1 Month LIBOR USD + 0.220%
	0.407%, 07/25/32 (a)	280,497
	Total Asset Backed Securities	371,429
	(Cost $378,594)

COLLATERALIZED MORTGAGE OBLIGATIONS – 34.49%
	Federal Home Loan Mortgage
	Corporation REMIC – 3.22%
2	Series 1222, Class P
	H15T10Y – 0.400% 1.430%, 03/15/22 (a)(b)
		2
554	Series 1250, Class J
	7.000%, 05/15/22 (b)	556
1,058	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	1.591%, 12/15/22 (a)(c)	1,061
252,485	Series 2977, Class M
	5.000%, 05/15/25 (b)	259,638
997,880	Series 3702, Class FG
	1 Month LIBOR USD + 0.450%
	0.641%, 08/15/32 (a)(d)	1,005,917
1,049,654	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	0.541%, 10/15/33 (a)(b)(d)	1,055,422
729,957	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	0.591%, 08/15/36 (a)	736,198
57,361	Series 3231, Class FB
	1 Month LIBOR USD + 0.350%
	0.541%, 10/15/36 (a)	57,739
36,766	Series 3314, Class FC
	1 Month LIBOR USD + 0.400%
	0.591%, 12/15/36 (a)	37,093
575,207	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	0.691%, 06/15/39 (a)(d)	582,334
163,731	Series 3545, Class FA
	1 Month LIBOR USD + 0.850%
	1.041%, 06/15/39 (a)	167,935
9,327,568	Series 4942, Class FB
	1 Month LIBOR USD + 0.500%
	0.691%, 04/15/40 (a)(d)	9,463,322
231,886	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	0.561%, 03/15/41 (a)	233,093
33,203	Series 3868, Class FA
	1 Month LIBOR USD + 0.400%
	0.591%, 05/15/41 (a)	33,573
52,757	Series 4109, Class EC
	2.000%, 12/15/41 (c)(d)	49,679
5,755,542	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	0.691%, 12/15/44 (a)(d)	5,836,093
1,812,220	Series 4566, Class FA
	1 Month LIBOR USD + 0.500%
	0.691%, 04/15/46 (a)	1,837,625
2,118,700	Series 4689, Class FD
	1 Month LIBOR USD + 0.350%
	0.541%, 06/15/47 (a)	2,130,568
2,572,047	Series 4748, Class DF
	1 Month LIBOR USD + 0.300%
	0.491%, 08/15/47 (a)(b)	2,574,057
2,747,243	Series 4735, Class FB
	1 Month LIBOR USD + 0.350%
	0.541%, 12/15/47 (a)	2,763,465
4,941,134	Series 4795, Class FB
	1 Month LIBOR USD + 0.300%
	0.491%, 06/15/48 (a)	4,930,026
5,030,523	Series 4907, Class AF
	1 Month LIBOR USD + 0.500%
	0.687%, 09/25/48 (a)(d)	5,083,413
2,972,589	Series 4875, Class F
	1 Month LIBOR USD + 0.450%
	0.641%, 04/15/49 (a)(b)	2,993,650
6,752,280	Series 4980, Class FP
	1 Month LIBOR USD + 0.400%
	0.587%, 07/25/49 (a)	6,808,105

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2022 (Unaudited)

Par Value		Value
	Federal Home Loan Mortgage
	Corporation REMIC – (continued)
$3,693,553	Series 4906, Class QF
	1 Month LIBOR USD + 0.450%
	0.637%, 09/25/49 (a)	$3,729,498
5,001,999	Series 4937, Class MF
	1 Month LIBOR USD + 0.450%
	0.637%, 12/25/49 (a)	5,050,880
3,853,545	Series 4982, Class F
	1 Month LIBOR USD + 0.450%
	0.637%, 06/25/50 (a)(b)	3,880,106
7,206,352	Series 4981, Class GF
	1 Month LIBOR USD + 0.400%
	0.587%, 06/25/50 (a)	7,268,378
4,089,859	Series 4981, Class JF
	1 Month LIBOR USD + 0.400%
	0.587%, 06/25/50 (a)	4,114,537
6,820,177	Series 4336, Class FA
	1 Month LIBOR USD + 0.550%
	0.741%, 02/15/54 (a)(d)	6,941,989
		79,625,952
	Federal National Mortgage
	Association REMIC – 3.53%
3,110	Series 1992-137, Class F
	1 Month LIBOR USD + 1.000%
	1.187%, 08/25/22 (a)	3,110
9,029	Series 1993-27, Class F
	1 Month LIBOR USD + 1.150%
	1.337%, 02/25/23 (a)(e)	9,077
9,420	Series 1998-21, Class F
	H15T1Y+ 0.350% 0.640%, 03/25/28 (a)
		9,381
78,547	Series 2000-16, Class ZG
	8.500%, 06/25/30 (c)	92,209
74,008	Series 2000-32, Class Z
	7.500%, 10/18/30	85,039
101,601	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	0.587%, 06/25/36 (a)	102,432
144,835	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	0.587%, 08/25/36 (a)(b)	146,008
136,998	Series 2006-79, Class PF
	1 Month LIBOR USD + 0.400%
	0.587%, 08/25/36 (a)(b)	138,126
323,513	Series 2006-111, Class FA
	1 Month LIBOR USD + 0.380%
	0.567%, 11/25/36 (a)	326,020
133,752	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	0.637%, 08/25/37 (a)	135,067
125,103	Series 2007-92, Class OF
	1 Month LIBOR USD + 0.570%
	0.757%, 09/25/37 (a)	126,971
134,409	Series 2007-86, Class FC
	1 Month LIBOR USD + 0.570%
	0.757%, 09/25/37 (a)	136,387
292,057	Series 2007-85, Class FC
	1 Month LIBOR USD + 0.540%
	0.727%, 09/25/37 (a)	296,224
175,852	Series 2007-99, Class FD
	1 Month LIBOR USD + 0.600%
	0.787%, 10/25/37 (a)	178,528
15,772	Series 2009-84, Class WF
	1 Month LIBOR USD + 1.100%
	1.287%, 10/25/39 (a)	16,296
303,991	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	0.617%, 11/25/40 (a)(b)	306,667
662,162	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	0.587%, 04/25/41 (a)(b)	664,402
303,239	Series 2011-63, Class FG
	1 Month LIBOR USD + 0.450%
	0.637%, 07/25/41 (a)	306,864
340,270	Series 2012-38, Class JE
	3.250%, 04/25/42 (b)	347,241
1,901,431	Series 2013-92, Class FA
	1 Month LIBOR USD + 0.550%
	0.737%, 09/25/43 (a)	1,929,778
740,692	Series 2013-118, Class FB
	1 Month LIBOR USD + 0.520%
	0.707%, 12/25/43 (a)	752,304
1,240,222	Series 2015-30, Class AB
	3.000%, 05/25/45	1,266,183
2,951,210	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	0.587%, 09/25/46 (a)	2,975,426
7,410,899	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	0.687%, 11/25/46 (a)	7,517,174
2,025,511	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	0.587%, 05/25/47 (a)	2,042,965
2,597,119	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	0.537%, 01/25/48 (a)	2,611,849
812,426	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	1.027%, 04/25/48 (a)(d)	835,390
4,930,061	Series 2019-25, Class PF
	1 Month LIBOR USD + 0.450%
	0.637%, 06/25/49 (a)(b)	5,009,988
4,753,483	Series 2019-33, Class CF
	1 Month LIBOR USD + 0.470%
	0.657%, 07/25/49 (a)	4,816,119

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2022 (Unaudited)

Par Value		Value
	Federal National Mortgage
	Association REMIC – (continued)
$1,303,823	Series 2019-35, Class EF
	1 Month LIBOR USD + 0.450%
	0.637%, 07/25/49 (a)	$1,318,703
5,355,588	Series 2019-50, Class CF
	1 Month LIBOR USD + 0.450%
	0.637%, 09/25/49 (a)(b)	5,415,775
3,831,320	Series 2019-61, Class F
	1 Month LIBOR USD + 0.500%
	0.687%, 11/25/49 (a)(b)	3,869,954
2,694,220	Series 2020-17, Class PF
	1 Month LIBOR USD + 0.450%
	0.637%, 03/25/50 (a)(b)	2,723,454
6,921,771	Series 2020-26, Class GF
	1 Month LIBOR USD + 0.500%
	0.687%, 05/25/50 (a)(b)	7,013,026
7,818,620	Series 2020-38, Class NF
	1 Month LIBOR USD + 0.450%
	0.637%, 06/25/50 (a)	7,885,161
15,614,927	Series 2020-34, Class F
	1 Month LIBOR USD + 0.450%
	0.637%, 06/25/50 (a)	15,917,479
3,511,858	Series 2017-96, Class FA
	1 Month LIBOR USD + 0.400%
	0.587%, 12/25/57 (a)	3,546,769
6,538,744	Series 2018-72, Class FB
	1 Month LIBOR USD + 0.350%
	0.537%, 10/25/58 (a)	6,559,151
		87,432,697
	Government National
	Mortgage Association – 27.74%
4,182,860	Series 2019-054, Class HF
	1 Month SOFR + 0.400%
	0.448%, 04/20/44 (a)	4,170,994
2,769,572	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	0.621%, 03/20/67 (a)	2,775,786
2,323,243	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	0.601%, 03/20/67 (a)	2,325,353
6,028,276	Series 2017-H11, Class FV
	1 Month LIBOR USD + 0.500%
	0.601%, 05/20/67 (a)	6,037,148
3,177,075	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	0.501%, 01/20/68 (a)	3,172,598
2,805,629	Series 2019-H04, Class FB
	1 Month LIBOR USD + 0.550%
	0.651%, 03/20/69 (a)	2,823,155
9,428,295	Series 2019-H14, Class EF
	1 Month LIBOR USD + 0.440%
	0.54%, 05/20/69 (a)	9,422,072
2,765,533	Series 2019-H15, Class NF
	1 Month LIBOR USD + 0.630%
	0.731%, 05/20/69 (a)	2,793,725
5,311,697	Series 2020-H04, Class FL
	1 Month LIBOR USD + 0.500%
	0.601%, 05/20/69 (a)	5,321,839
5,519,895	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650%
	0.751%, 06/20/69 (a)	5,578,960
3,203,083	Series 2019-H15, Class EF
	1 Month LIBOR USD + 0.630%
	0.731%, 09/20/69 (a)	3,236,892
3,679,572	Series 2019-H19, Class FC
	1 Month LIBOR USD + 0.750%
	0.851%, 10/20/69 (a)	3,742,074
3,508,758	Series 2019-H16, Class FA
	1 Month LIBOR USD + 0.700%
	0.801%, 10/20/69 (a)	3,558,208
6,560,602	Series 2019-H20, Class AF
	1 Month LIBOR USD + 0.650%
	0.751%, 11/20/69 (a)	6,632,892
9,680,291	Series 2020-H04, Class AF
	1 Month LIBOR USD + 0.750%
	0.851%, 02/20/70 (a)	9,842,131
14,161,034	Series 2020-H04, Class FH
	1 Month LIBOR USD + 0.600%
	0.701%, 02/20/70 (a)	14,276,202
6,313,543	Series 2020-H05, Class FK
	1 Month LIBOR USD + 0.610%
	0.772%, 03/20/70 (a)	6,373,268
38,437,847	Series 2021-H03, Class FA
	30-day Average SOFR + 0.380%
	0.428%, 04/20/70 (a)	38,373,629
11,812,356	Series 2020-H09, Class FD
	1 Month LIBOR USD + 0.800%
	0.962%, 05/20/70 (a)	12,055,604
10,998,503	Series 2020-H10, Class FA
	1 Month LIBOR USD + 0.550%
	0.712%, 06/20/70 (a)	11,072,566
4,650,590	Series 2020-H13, Class FK
	1 Month LIBOR USD + 0.500%
	0.662%, 07/20/70 (a)	4,666,916
13,894,386	Series 2020-H12, Class GF
	1 Month LIBOR USD + 0.530%
	0.692%, 07/20/70 (a)	13,970,365
22,185,829	Series 2020-H16, Class FK
	1 Month LIBOR USD + 0.450%
	0.612%, 09/20/70 (a)	22,214,713
15,644,586	Series 2020-H16, Class LF
	1 Month LIBOR USD + 1.050%
	1.212%, 09/20/70 (a)	16,191,270

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2022 (Unaudited)

Par Value		Value
	Government National
	Mortgage Association – (continued)
$10,337,037	Series 2020-H22, Class HF
	2.285%, 10/20/70 (a)	$11,066,975
11,620,305	Series 2021-H01, Class F
	1 Month LIBOR USD + 0.400%
	0.562%, 11/20/70 (a)	11,600,109
20,983,795	Series 2021-H11, Class FA
	30-day Average SOFR + 1.500%
	1.548%, 12/20/70 (a)	22,207,370
22,607,492	Series 2021-H04, Class FD
	30-day Average SOFR + 1.150%
	1.198%, 12/20/70 (a)	23,520,428
14,151,635	Series 2021-H03, Class JF
	30-day Average SOFR + 1.250%
	1.298%, 01/20/71 (a)	14,826,985
15,959,795	Series 2021-H05, Class HF
	30-day Average SOFR + 0.550%
	0.598%, 02/20/71 (a)	16,046,943
15,560,191	Series 2021-H04, Class FA
	30-day Average SOFR + 1.250%
	1.298%, 02/20/71 (a)	16,289,439
18,621,637	Series 2021-H03, Class FJ
	30-day Average SOFR + 1.150%
	1.198%, 02/20/71 (a)	19,318,823
23,451,062	Series 2021-H04, Class FC
	30-day Average SOFR + 1.150%
	1.198%, 02/20/71 (a)	24,404,607
19,456,971	Series 2021-H04, Class FB
	30-day Average SOFR + 1.200%
	1.248%, 02/20/71 (a)	20,336,424
24,468,580	Series 2021-H06, Class LF
	30-day Average SOFR + 1.500%
	1.548%, 03/20/71 (a)	26,021,283
30,566,404	Series 2021-H05, Class FJ
	30-day Average SOFR + 0.750%
	0.798%, 03/20/71 (a)	30,979,454
12,783,542	Series 2021-H05, Class FK
	30-day Average SOFR + 0.730%
	0.778%, 03/20/71 (a)	12,993,695
20,482,988	Series 2021-H05, Class JF
	30-day Average SOFR + 0.750%
	0.798%, 03/20/71 (a)	20,813,761
27,755,326	Series 2021-H08, Class NF
	30-day Average SOFR + 1.500%
	1.548%, 04/20/71 (a)	29,502,571
24,448,390	Series 2021-H08, Class FP
	30-day Average SOFR + 1.500%
	1.548%, 04/20/71 (a)	25,650,928
24,657,127	Series 2021-H06, Class PF
	30-day Average SOFR + 1.500%
	1.548%, 04/20/71 (a)	26,240,580
20,308,388	Series 2021-H06, Class FN
	30-day Average SOFR + 0.900%
	0.948%, 04/20/71 (a)	20,809,593
23,535,281	Series 2021-H07, Class FL
	30-day Average SOFR + 0.950%
	0.998%, 04/20/71 (a)	24,161,397
24,765,264	Series 2021-H09, Class GF
	30-day Average SOFR + 1.500%
	1.548%, 04/20/71 (a)	26,016,170
24,708,337	Series 2021-H10, Class FB
	30-day Average SOFR + 1.500%
	1.548%, 06/20/71 (a)	26,327,585
25,009,793	Series 2021-H11, Class FM
	30-day Average SOFR + 1.500%
	1.548%, 07/20/71 (a)	26,664,404
		686,427,884
	Total Collateralized
	Mortgage Obligations	853,486,533
	(Cost $855,589,412)

MORTGAGE-BACKED OBLIGATIONS – 6.52%
	Federal Home Loan
	Mortgage Corporation – 0.01%
2,439	6 Month LIBOR USD + 1.625%
	1.750%, 11/01/22 (a)	2,447
952	6 Month LIBOR USD + 1.095%
	1.254%, 11/01/22 (a)	951
6,240	6 Month LIBOR USD + 2.236%
	2.360%, 10/01/24 (a)	6,260
156,859	H15T3Y + 2.541% 2.936%, 08/01/28 (a)
		156,972
30,259	H15T1Y+ 1.920% 3.045%, 05/01/31 (a)
		30,315
		196,945
	Federal Home Loan Mortgage
	Corporation Gold – 0.00%
479	3.500%, 10/01/22	495
91	4.500%, 07/01/23	94
		589
	Federal National Mortgage
	Association – 6.15%
35,801	5.000%, 03/01/27	36,726
12,961	COFI + 1.250%
	2.155%, 07/01/27 (a)	13,052
32,933	COFI + 1.500%
	4.683%, 01/01/29 (a)	33,591
5,391	COFI + 1.500%
	4.669%, 02/01/29 (a)	5,502
5,000,000	1 Month LIBOR USD + 0.520%
	0.627%, 05/01/29 (a)	4,998,293
5,000,000	1 Month LIBOR USD + 0.580%
	0.687%, 06/01/29 (a)	4,998,498
14,993	COFI + 1.841%
	2.059%, 08/01/29 (a)	15,031

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2022 (Unaudited)

Par Value		Value
	Federal National Mortgage
	Association – (continued)
$31,131,000	30-day Average SOFR + 0.390%
	0.439%, 12/01/30 (a)	$31,128,679
23,790,000	30-day Average SOFR + 0.370%
	0.419%, 01/01/31 (a)	23,787,212
28,150,000	30-day Average SOFR + 0.390%
	0.440%, 01/01/31 (a)	28,148,068
30,870,000	30-day Average SOFR + 0.350%
	0.399%, 01/01/31 (a)	30,865,284
3,675,000	30-day Average SOFR + 0.380%
	0.429%, 01/01/31 (a)	3,674,664
20,100,000	30-day Average SOFR + 0.250%
	0.299%, 04/01/31 (a)	20,092,040
39,210	12 Month LIBOR USD + 1.755%
	2.005%, 07/01/32 (a)	39,211
7,503	6.000%, 08/01/32	8,179
150,966	H15T1Y+ 2.625% 2.700%, 09/01/32 (a)
		151,370
11,663	12 Month LIBOR USD + 1.225%
	1.475%, 01/01/33 (a)	11,683
10,625	H15T1Y+ 2.183% 2.351%, 06/01/33 (a)
		11,031
231,767	COFI + 1.250% 4.594%, 08/01/33 (a)
		260,706
1,053	6.000%, 11/01/33	1,177
119,933	H15T1Y+ 2.042% 2.167%, 04/01/34 (a)
		127,363
359,942	COFI + 1.250% 1.468%, 08/01/34 (a)
		361,792
26,315	6.000%, 09/01/34	28,782
123,004	12 Month LIBOR USD + 1.713%
	1.993%, 07/01/37 (a)	128,126
92,094	6.500%, 11/01/37	96,683
21,391	6.000%, 06/01/38	23,484
17,640	6.000%, 09/01/38	19,297
7,128	6.000%, 09/01/38	8,001
5,845	6.000%, 11/01/38	6,368
1,535	6.000%, 10/01/39	1,671
973,764	12 Month LIBOR USD + 1.719% 1.977%, 07/01/40 (a)
		1,006,625
1,534,231	12 Month LIBOR USD + 1.755% 2.059%, 02/01/42 (a)
		1,598,097
265,671	12 Month LIBOR USD + 1.745% 2.050%, 05/01/42 (a)
		275,937
301,373	COFI + 1.250% 1.468%, 08/01/44 (a)
		302,839
		152,265,062
	Government National
	Mortgage Association – 0.36%
6,444	7.000%, 04/15/26	6,791
71,435	H15T1Y+ 2.000% 2.375%, 04/20/34 (a)
		71,496
253,846	H15T1Y+ 1.500% 1.875%, 06/20/34 (a)
		262,821
385,683	H15T1Y+ 1.500% 1.625%, 08/20/34 (a)
		398,442
16,567	H15T1Y+ 1.500% 1.875%, 05/20/42 (a)
		17,186
14,211	H15T1Y+ 1.500% 1.875%, 06/20/42 (a)
		14,737
81,530	H15T1Y+ 1.500% 1.625%, 07/20/42 (a)
		84,272
8,312	H15T1Y+ 1.500% 1.750%, 10/20/42 (a)
		8,578
15,904	H15T1Y+ 1.500% 1.750%, 12/20/42 (a)
		16,406
1,578,341	12 Month LIBOR USD + 1.691% 1.977%, 11/20/68 (a)
		1,617,424
3,106,096	12 Month LIBOR USD + 1.880% 2.134%, 06/20/69 (a)
		3,228,938
3,019,996	12 Month LIBOR USD + 1.498% 1.778%, 09/20/69 (a)
		3,083,214
		8,810,305
	Total Mortgage-Backed Obligations	161,272,901
	(Cost $161,346,507)

AGENCY DEBENTURES – 0.06%
	Other Agency Debentures – 0.06%
1,500,000	Sri Lanka Government AID Bond
	3 Month LIBOR USD + 0.300% 0.617%, 11/01/24 (a)(f)(g)
		1,500,000
	Total Agency Debentures	1,500,000
	(Cost $1,500,000)

U.S. TREASURY OBLIGATIONS – 20.25%
	United States Treasury
	Notes & Bonds – 20.25%
100,000,000	0.421%, 07/28/22 (h)	99,763,669
50,000,000	1.875%, 05/31/22	50,174,892
100,000,000	1.750%, 05/31/22	100,318,608
50,000,000	0.125%, 05/31/22	49,956,658
150,000,000	1.750%, 06/30/22	150,609,834
50,000,000	1.625%, 08/31/22	50,228,515
	Total U.S. Treasury Obligations	501,052,176
	(Cost $501,245,058)

U.S. GOVERNMENT-BACKED OBLIGATIONS – 17.51%
	FHLMC, Multifamily Structured
	Pass Through Certificates
415,613	Series K-F29, Class A
	1 Month LIBOR USD + 0.360% 0.467%, 02/25/24 (a)(d)
		416,499

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2022 (Unaudited)

Par Value		Value
U.S. GOVERNMENT-BACKED OBLIGATIONS – (continued)
$255,378	Series K-BF1, Class A
1 Month LIBOR USD + 0.390% 0.497%, 07/25/24 (a)(d)
$255,026
2,840,235	Series K-F49, Class A
1 Month LIBOR USD + 0.340% 0.447%, 06/25/25 (a)(d)
2,845,560
6,363,989	Series K-F55, Class A
1 Month LIBOR USD + 0.510% 0.617%, 11/25/25 (a)(d)
6,392,760
3,126,649	Series K-F62, Class A
1 Month LIBOR USD + 0.480% 0.587%, 04/25/26 (a)(d)
3,140,647
5,648,927	Series K-F77, Class AL
1 Month LIBOR USD + 0.700% 0.807%, 02/25/27 (a)(d)
5,698,334
154,740	Series K-F30, Class A
1 Month LIBOR USD + 0.370% 0.477%, 03/25/27 (a)(d)
154,871
2,576,419	Series K-F81, Class AS
30-day Average SOFR + 0.400% 0.449%, 06/25/27 (a)(d)
2,583,801
6,625,078	Series K-F81, Class AL
1 Month LIBOR USD + 0.360% 0.467%, 06/25/27 (a)(d)
6,646,357
960,017	Series K-F86, Class AS
30-day Average SOFR + 0.320% 0.369%, 08/25/27 (a)(d)
961,444
42,152,373	Series K-F107, Class AS
30-day Average SOFR + 0.250% 0.299%, 03/25/28 (a)(c)(d)
42,165,125
2,011,157	Series K-F50, Class A
1 Month LIBOR USD + 0.400% 0.507%, 07/25/28 (a)(d)
2,020,357
2,560,847	Series K-F52, Class A
1 Month LIBOR USD + 0.420% 0.527%, 09/25/28 (a)(d)
2,582,018
2,341,389	Series K-F56, Class A
1 Month LIBOR USD + 0.560% 0.667%, 11/25/28 (a)(d)
2,352,899
3,749,777	Series K-F66, Class A
1 Month LIBOR USD + 0.520% 0.627%, 07/25/29 (a)(d)
3,773,869
7,046,997	Series K-F65, Class A
1 Month LIBOR USD + 0.520% 0.627%, 07/25/29 (a)(d)
7,065,540
10,000,000	Series K-S12, Class A
1 Month LIBOR USD + 0.650% 0.757%, 08/25/29 (a)(d)
10,013,463
5,000,000	Series K-S13, Class A
1 Month LIBOR USD + 0.660% 0.767%, 09/25/29 (a)(d)
5,061,247
17,778,462	Series K-F73, Class AL
1 Month LIBOR USD + 0.600% 0.707%, 11/26/29 (a)(c)(d)
17,858,101
15,000,000	Series K-L06, Class AFL
1 Month LIBOR USD + 0.370% 0.477%, 12/25/29 (a)(d)
15,106,793
3,028,764	Series K-F75, Class AS
SOFR + 0.550% 0.599%, 12/26/29 (a)(d)
3,054,165
6,730,586	Series K-F75, Class AL
1 Month LIBOR USD + 0.510% 0.617%, 12/25/29 (a)(d)
6,759,075
19,830,499	Series K-F76, Class AS
SOFR + 0.610% 0.659%, 01/25/30 (a)(d)
19,917,551
19,830,499	Series K-F76, Class AL
1 Month LIBOR USD + 0.600% 0.707%, 01/25/30 (a)(d)
19,970,389
18,383,550	Series K-F78, Class AL
1 Month LIBOR USD + 0.800% 0.907%, 03/25/30 (a)(d)
18,567,880
25,000,000	Series K-S14, Class AS
30-day Average SOFR + 0.370% 0.419%, 04/25/30 (a)(d)
25,070,975
9,029,881	Series K-F79, Class AS
30-day Average SOFR + 0.580% 0.629%, 05/25/30 (a)(d)
9,083,418
12,867,581	Series K-F79, Class AL
1 Month LIBOR USD + 0.470% 0.577%, 05/25/30 (a)(d)
12,923,557
10,950,757	Series K-F82, Class AS
30-day Average SOFR + 0.420% 0.469%, 06/25/30 (a)(d)
11,001,572
14,454,999	Series K-F82, Class AL
1 Month LIBOR USD + 0.370% 0.477%, 06/25/30 (a)(d)
14,487,267
5,580,022	Series K-F80, Class AS
30-day Average SOFR + 0.510% 0.559%, 06/25/30 (a)(d)
5,588,287
16,302,436	Series K-F83, Class AL
1 Month LIBOR USD + 0.360% 0.467%, 06/25/30 (a)(d)
16,314,617
13,377,298	Series K-F84, Class AL
1 Month LIBOR USD + 0.300% 0.407%, 07/25/30 (a)(d)
13,387,374
21,326,574	Series K-F87, Class AL
1 Month LIBOR USD + 0.350% 0.457%, 08/25/30 (a)
21,370,899
20,758,689	Series K-F88, Class AL
1 Month LIBOR USD + 0.330% 0.437%, 09/25/30 (a)(d)
20,774,735

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2022 (Unaudited)

Par Value		Value
U.S. GOVERNMENT-BACKED OBLIGATIONS – (continued)
$15,968,222	Series K-F88, Class AS
	30-day Average SOFR + 0.350% 0.399%, 09/25/30 (a)(d)
		$15,993,106
17,879,158	Series K-F92, Class AL
	1 Month LIBOR USD + 0.330% 0.437%, 10/25/30 (a)(d)
		17,921,029
17,688,461	Series K-F91, Class AS
	30-day Average SOFR + 0.380% 0.429%, 10/25/30 (a)(d)
		17,729,651
26,287,668	Series K-F94, Class AL
	1 Month LIBOR USD + 0.300% 0.407%, 11/25/30 (a)(d)
		26,342,112
	Total U.S. Government-Backed
	Obligations	433,352,370
	(Cost $432,016,586)

REPURCHASE AGREEMENTS – 20.79%
175,000,000	RBC Capital Markets, 0.320%, Dated 02/28/2022, matures 04/04/2022,

	repurchase price $175,054,444
	(collateralized by $168,585,000 par amount
	of Domestic Municipal Securities of 2.888% to 5.500% due 01/01/29 to 09/01/50,

	total market value $183,461,624)	175,000,000
84,500,000	INTL FCStone Financial, Inc., 0.160%, Dated 02/28/2022, matures 03/01/2022,

	repurchase price $84,500,376 (collateralized
	by $205,062,839 par amount of United States
	Treasury Bills, Government Agencies, GNMA,
	FNMA, and FHLMC securities of 0.125% to
	8.500% due 10/31/22 to 01/20/72,
	total market value $86,059,909)	84,500,000
75,000,000	Amherst Pierpoint Securities, 0.300%, Dated 02/18/2022, matures 03/17/2022,

	repurchase price $75,016,875 (collateralized
	by $81,476,622 par amount of GNMA,
	CMO, and FNMA securities of 0.612% to
	5.500%, due 12/25/39 to 07/20/70,
	total market value $79,165,511)	75,000,000
80,000,000	Amherst Pierpoint Securities, 0.310%, Dated 02/03/2022, matures 03/18/2022,

	repurchase price $80,029,622
	(collateralized by $130,899,550 par amount
	of Government Agencies, CMO, FNMA,
	and GNMA securities of 0.000% to
	5.893%, due 08/01/24 to 02/01/52,
	total market value $84,049,799)	80,000,000
100,000,000	Amherst Pierpoint Securities, 0.360%, Dated 02/07/2022, matures 05/06/2022,

	repurchase price $100,088,000 (collateralized
	by $185,855,160 par amount of CMO,
	FNMA, and GNMA securities of 0.967% to
	5.000%, due 04/01/33 to 02/20/52,
	total market value $103,771,592)	100,000,000
	Total Repurchase Agreements	514,500,000
	(Cost $514,500,000)

	Total Investments – 100.72%	2,492,557,892
	(Cost $2,493,574,345)

	Net Other Assets
	and Liabilities – (0.72)%	(17,855,812)
	Net Assets – 100.00%	$2,474,702,080

*	See Note A.
(a)
Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2022. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Sequential collateral.
(d)	The security has Structured collateral.
(e)	The security has Support collateral.
(f)
Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of February 28, 2022, this security amounted to $1,500,000 or 0.06% of net assets. Investment categorized as a significant unobservable input (Level 3).

(g)	Illiquid security. The total market value of this security was $1,500,000, representing 0.06% of net assets.
(h)	Discount Note. Rate shown is yield at time of purchase.

Explanation of Abbreviations and Acronyms:
COFI	11th District Cost of Funds Index
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
H15T3Y	3 Year US Treasury Yield Curve Constant Maturity Rate
H15T10Y	10 Year US Treasury Yield Curve Constant Maturity Rate
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments – February 28, 2022 (Unaudited)

Par Value		Value
BANK NOTES – 14.15%
	Financials – 14.15%
$5,421,000	Citibank NA,
	3.650%, 01/23/24	$5,602,177
6,308,000	Citizens Bank NA,
	2.250%, 04/28/25	6,292,201
3,000,000	Discover Bank,
	4.200%, 08/08/23	3,088,947
20,000,000	2.450%, 09/12/24	20,025,357
3,100,000	First Republic Bank,
	SOFR + 0.620% 1.912%, 02/12/24 (a)
		3,095,787
20,562,000	First-Citizens Bank & Trust Co.,
	SOFR + 1.715% 2.969%, 09/27/25 (a)
		20,792,135
4,900,000	KeyBank NA,
	1.250%, 03/10/23	4,887,850
20,000,000	3.300%, 06/01/25	20,680,876
15,000,000	3.400%, 05/20/26	15,474,417
5,200,000	Manufacturers & Traders Trust Co.,
	2.900%, 02/06/25	5,320,077
4,000,000	PNC Bank NA,
	2.500%, 08/27/24	4,042,686
6,300,000	3.875%, 04/10/25	6,580,730
8,450,000	Truist Bank,
	2.150%, 12/06/24	8,470,940
5,000,000	US Bank NA,
	3 Month LIBOR USD + 0.440% 0.904%, 05/23/22 (a)
		5,002,741
	Total Bank Notes	129,356,921
	(Cost $133,083,313)

COLLATERALIZED MORTGAGE OBLIGATIONS – 19.74%
	Federal Home Loan Mortgage
	Corporation REMIC – 1.14%
2,468	Series 1448, Class F
	1 Month LIBOR USD + 1.400% 1.591%, 12/15/22 (a)(b)
		2,476
55,246	Series 2868, Class AV
	5.000%, 08/15/24 (b)(c)	56,767
63,853	Series 1980, Class Z
	7.000%, 07/15/27 (b)	70,176
870,833	Series 3346, Class FT
	1 Month LIBOR USD + 0.350% 0.541%, 10/15/33 (a)(c)(d)
		875,618
676,282	Series 3471, Class FB
	1 Month LIBOR USD + 1.000% 1.191%, 08/15/35 (a)
		697,183
1,099,334	Series 3208, Class FA
	1 Month LIBOR USD + 0.400% 0.591%, 08/15/36 (a)
		1,108,732
369,376	Series 3208, Class FH
	1 Month LIBOR USD + 0.400% 0.591%, 08/15/36 (a)
		372,534
250,764	Series 3367, Class YF
	1 Month LIBOR USD + 0.550% 0.741%, 09/15/37 (a)
		254,925
918,809	Series 3371, Class FA
	1 Month LIBOR USD + 0.600% 0.791%, 09/15/37 (a)
		935,937
361,015	Series 4248, Class QF
	1 Month LIBOR USD + 0.500% 0.691%, 06/15/39 (a)(c)
		365,488
145,497	Series 3827, Class KF
	1 Month LIBOR USD + 0.370% 0.561%, 03/15/41 (a)
		146,255
42,037	Series 4109, Class EC
	2.000%, 12/15/41 (b)(c)	39,585
795,333	Series 4272, Class FD
	1 Month LIBOR USD + 0.350% 0.541%, 11/15/43 (a)
		799,801
1,151,108	Series 4606, Class FL
	1 Month LIBOR USD + 0.500% 0.691%, 12/15/44 (a)(c)
		1,167,219
682,867	Series 4784, Class PK
	3.500%, 06/15/45 (d)	692,400
2,380,875	Series 4968, Class NP
	6.500%, 04/25/50 (d)	2,851,182
		10,436,278
	Federal National Mortgage
	Association REMIC – 3.18%
1,838,361	Series 2013-57, Class DK
	3.500%, 06/25/33	1,920,170
147,054	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400% 0.587%, 06/25/36 (a)
		148,256
171,367	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400% 0.587%, 08/25/36 (a)(d)
		172,755
100,314	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450% 0.637%, 08/25/37 (a)
		101,300
120,134	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430% 0.617%, 11/25/40 (a)(d)
		121,192
216,788	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400% 0.587%, 04/25/41 (a)(d)
		217,521
253,712	Series 2015-92, Class PA
	2.500%, 12/25/41 (c)(d)	254,054
272,929	Series 2012-38, Class JE
	3.250%, 04/25/42 (d)	278,520
656,627	Series 2012-71, Class FL
	1 Month LIBOR USD + 0.500% 0.687%, 07/25/42 (a)
		664,950

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2022 (Unaudited)

Par Value		Value
	Federal National Mortgage
	Association REMIC – (continued)
$1,775,170	Series 2013-101, Class FE
	1 Month LIBOR USD + 0.600% 0.787%, 10/25/43 (a)
		$1,815,324
2,650,596	Series 2013-101, Class CF
	1 Month LIBOR USD + 0.600% 0.787%, 10/25/43 (a)
		2,710,106
3,183,653	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400% 0.587%, 09/25/46 (a)
		3,209,777
3,427,120	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500% 0.687%, 11/25/46 (a)
		3,476,266
2,025,511	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400% 0.587%, 05/25/47 (a)
		2,042,965
2,169,189	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350% 0.537%, 01/25/48 (a)
		2,181,492
630,694	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840% 1.027%, 04/25/48 (a)(c)
		648,521
5,641,494	Series 2020-18, Class KD
	6.500%, 03/25/50	6,658,540
2,505,341	Series 2018-72, Class FB
	1 Month LIBOR USD + 0.350% 0.537%, 10/25/58 (a)
		2,513,160
		29,134,869
	Government National
	Mortgage Association – 15.42%
10,735,562	Series 2020-176, Class MT
	5.000%, 11/20/50	11,932,884
2,323,243	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500% 0.601%, 03/20/67 (a)
		2,325,353
2,769,572	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520% 0.621%, 03/20/67 (a)
		2,775,786
3,177,075	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400% 0.501%, 01/20/68 (a)
		3,172,598
6,242,547	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080% 0.327%, 06/20/68 (a)
		6,124,366
5,506,290	Series 2018-H09, Class FC
	12 Month LIBOR USD + 0.150% 0.431%, 06/20/68 (a)
		5,395,538
5,519,895	Series 2019-H10, Class FC
	1 Month LIBOR USD + 0.650% 0.751%, 06/20/69 (a)
		5,578,960
19,218,923	Series 2021-H03, Class FA
	30-day Average SOFR + 0.380% 0.428%, 04/20/70 (a)
		19,186,814
3,937,265	Series 2020-H09, Class DF
	1 Month LIBOR USD + 0.640% 0.802%, 05/20/70 (a)
		3,983,579
10,856,556	Series 2021-H05, Class HF
	30-day Average SOFR + 0.550% 0.598%, 02/20/71 (a)
		10,915,838
10,336,164	Series 2021-H05, Class JF
	30-day Average SOFR + 0.750% 0.798%, 03/20/71 (a)
		10,503,080
19,612,734	Series 2021-H07, Class FL
	30-day Average SOFR + 0.950% 0.998%, 04/20/71 (a)
		20,134,497
10,983,784	Series 2021-H06, Class FN
	30-day Average SOFR + 0.900% 0.948%, 04/20/71 (a)
		11,254,860
19,669,698	Series 2021-H10, Class FB
	30-day Average SOFR + 1.500% 1.548%, 06/20/71 (a)
		20,958,742
6,322,722	Series 2021-H11, Class FM
	30-day Average SOFR + 1.500% 1.548%, 07/20/71 (a)
		6,741,024
		140,983,919
	Total Collateralized
	Mortgage Obligations	180,555,066
	(Cost $180,489,983)

MORTGAGE-BACKED OBLIGATIONS – 28.80%
	Federal Home Loan
	Mortgage Corporation – 2.17%
49,836	12 Month LIBOR USD + 1.840% 2.090%, 11/01/34 (a)
		50,099
1,480,956	3.000%, 11/01/34	1,526,064
100,028	H15T1Y + 2.250% 2.355%, 08/01/35 (a)
		105,055
131,375	12 Month LIBOR USD + 1.768% 2.121%, 05/01/36 (a)
		136,212
71,313	12 Month LIBOR USD + 1.890% 2.265%, 03/01/42 (a)
		74,408
2,861,857	3.000%, 02/01/47	2,933,517
14,877,821	3.000%, 01/01/52	15,034,329
		19,859,684
	Federal Home Loan Mortgage
	Corporation Gold – 1.33%
396	3.500%, 10/01/22	409
3,708,409	2.000%, 12/01/31	3,701,304
40,021	5.000%, 08/01/35	44,575
7,073	5.000%, 12/01/35	7,872
1,599,880	3.000%, 01/01/37	1,641,277
1,768,525	3.000%, 02/01/37	1,814,281
2,245,972	3.500%, 02/01/37	2,343,884
59,600	5.000%, 03/01/37	66,390
1,979,145	3.500%, 03/01/37	2,065,334

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2022 (Unaudited)

Par Value		Value
	Federal Home Loan Mortgage
	Corporation Gold – (continued)
$126,764	5.000%, 05/01/37	$141,214
105,060	5.000%, 02/01/38	116,344
41,516	5.000%, 03/01/38	46,194
29,275	5.000%, 09/01/38	32,590
101,939	5.000%, 12/01/38	113,498
67,631	5.000%, 01/01/39	75,307
		12,210,473
	Federal National
	Mortgage Association – 9.29%
3,456,246	2.424%, 08/01/22 (a)	3,456,516
10,400,521	2.435%, 08/01/26	10,565,359
28,641	5.000%, 03/01/27	29,381
25,776	7.000%, 08/01/28	25,872
20,614	7.000%, 08/01/28	20,691
36,459	7.000%, 11/01/28	37,695
5,233,000	1 Month LIBOR USD + 0.520%
	0.627%, 05/01/29 (a)	5,231,213
54,517	2.500%, 02/01/32	55,326
7,422	7.000%, 02/01/32	8,008
23,972	H15T1Y + 2.235% 2.360%, 05/01/32 (a)
		24,013
60,632	7.000%, 05/01/32	65,204
155,033	H15T1Y + 2.625% 2.700%, 09/01/32 (a)
		155,448
3,255,319	4.000%, 04/01/33	3,406,840
173,592	H15T1Y + 2.215% 2.215%, 07/01/33 (a)
		182,866
125,717	12 Month LIBOR USD + 1.537%
	1.787%, 11/01/33 (a)	125,631
165,075	H15T1Y + 2.215% 2.340%, 12/01/33 (a)
		165,136
1,038,962	4.500%, 01/01/34	1,111,300
576,061	4.500%, 01/01/34	620,959
154,302	12 Month LIBOR USD + 1.533% 1.783%, 04/01/34 (a)
		155,286
66,896	H15T1Y + 2.185% 2.185%, 08/01/34 (a)
		67,349
473	6.000%, 09/01/34	524
75,551	12 Month LIBOR USD + 1.665% 1.915%, 10/01/34 (a)
		78,905
3,131,352	3.000%, 01/01/35	3,226,717
3,019,604	3.500%, 01/01/35	3,124,595
23,074	12 Month LIBOR USD + 1.670% 2.044%, 03/01/35 (a)
		23,099
2,529,463	2.500%, 03/01/35	2,565,421
44,603	12 Month LIBOR USD + 1.720% 2.095%, 04/01/35 (a)
		44,769
1,837,425	3.000%, 04/01/35	1,886,839
99,103	12 Month LIBOR USD + 1.413% 1.774%, 05/01/35 (a)
		102,560
123,748	H15T1Y + 2.313% 2.438%, 05/01/35 (a)
		130,383
53,948	6 Month LIBOR USD + 1.412% 1.537%, 06/01/35 (a)
		54,103
1,851,228	4.000%, 06/01/35	1,958,542
159,587	12 Month LIBOR USD + 1.750% 2.000%, 08/01/35 (a)
		166,970
64,159	6 Month LIBOR USD + 1.498% 1.708%, 08/01/35 (a)
		64,768
36,794	12 Month LIBOR USD + 2.435% 2.685%, 09/01/35 (a)
		37,220
116,125	H15T1Y + 2.085% 2.127%, 10/01/35 (a)
		116,176
289,433	12 Month LIBOR USD + 1.557% 1.807%, 11/01/35 (a)
		290,155
13,750,710	3.000%, 01/01/36	14,142,515
7,109,176	2.000%, 03/01/36	7,067,722
79,323	12 Month LIBOR USD + 1.737% 2.112%, 03/01/36 (a)
		79,827
125,826	12 Month US Treasury Average + 2.380% 2.502%, 04/01/36 (a)
		133,564
1,031,055	4.500%, 12/01/38	1,099,348
3,563,673	4.000%, 09/01/39	3,769,046
31,400	5.000%, 10/01/39	34,677
341,577	12 Month LIBOR USD + 1.745% 2.050%, 05/01/42 (a)
		354,776
85,654	12 Month LIBOR USD + 1.700% 1.950%, 06/01/42 (a)
		89,662
146,266	12 Month LIBOR USD + 1.685% 1.935%, 10/01/42 (a)
		150,202
282,231	12 Month LIBOR USD + 1.585% 1.864%, 12/01/44 (a)
		291,994
920,902	12 Month LIBOR USD + 1.610% 3.152%, 04/01/47 (a)
		943,703
838,580	12 Month LIBOR USD + 1.608% 3.157%, 09/01/47 (a)
		860,812
698,813	3.500%, 04/01/49	721,830
841,883	4.000%, 05/01/49	879,495
14,818,475	3.000%, 01/01/52	14,974,933
		84,975,945
	Government National
	Mortgage Association – 0.36%
18,245	H15T1Y + 1.500% 1.875%, 05/20/42 (a)
		18,926
16,171	H15T1Y + 1.500% 1.875%, 06/20/42 (a)
		16,770
90,296	H15T1Y + 1.500% 1.625%, 07/20/42 (a)
		93,333
9,458	H15T1Y + 1.500% 1.750%, 10/20/42 (a)
		9,761
17,791	H15T1Y + 1.500% 1.750%, 12/20/42 (a)
		18,353
3,063,948	12 Month LIBOR USD + 1.498% 1.778%, 09/20/69 (a)
		3,128,086
		3,285,229

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2022 (Unaudited)

Par Value		Value
	Uniform Mortgage
	Backed Securities – 15.65%
$50,000,000	2.500%, 03/15/28 TBA (e)	$50,599,609
50,000,000	3.000%, 03/15/28 TBA (e)	51,263,142
40,000,000	3.500%, 03/15/41 TBA (e)	41,198,438
		143,061,189
	Total Mortgage-Backed Obligations	263,392,520
	(Cost $263,884,451)

MUNICIPAL BONDS – 0.71%
	City of New Orleans LA
	Sewerage Service Revenue
400,000	0.589%, 06/01/24	388,777
500,000	0.808%, 06/01/25	480,693
500,000	0.958%, 06/01/26	475,896
	City of New Orleans LA
	Water System Revenue
500,000	0.465%, 12/01/23	488,596
500,000	0.858%, 12/01/25	475,597
315,000	1.008%, 12/01/26	297,239
	City of New York NY
4,000,000	1.216%, 08/01/26	3,870,289
	Total Municipal Bonds	6,477,087
	(Cost $6,770,976)

U.S. GOVERNMENT-BACKED OBLIGATIONS – 36.91%
	FHLMC, Multifamily Structured
	Pass Through Certificates
4,167,000	Series K-031, Class A2
	3.300%, 04/25/23 (a)(b)(c)	4,245,398
233,634	Series K-727, Class A1
	2.632%, 10/25/23 (b)(c)	235,074
415,613	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	0.467%, 02/25/24 (a)(c)	416,499
5,000,000	Series K-726, Class AM
	2.985%, 04/25/24 (b)(c)	5,097,931
863,602	Series K-J27, Class A1
	2.092%, 07/25/24 (b)(c)	867,913
1,534,043	Series K-F49, Class A
	1 Month LIBOR USD + 0.340%
	0.447%, 06/25/25 (a)(c)	1,536,918
9,980,285	Series K-C02, Class A2
	3.370%, 07/25/25 (b)(c)	10,227,690
5,000,000	Series K-734, Class AM
	3.435%, 02/25/26 (a)(b)(c)	5,206,527
3,000,000	Series K-055, Class A2
	2.673%, 03/25/26 (b)(c)	3,072,497
147,597	Series K-F27, Class A
	1 Month LIBOR USD + 0.420%
	0.527%, 12/25/26 (a)(c)	147,738
5,865,013	Series K-066, Class A2
	3.117%, 06/25/27 (b)(c)	6,147,955
5,000,000	Series K-J24, Class A2
	2.821%, 09/25/27 (b)(c)	5,131,390
5,000,000	Series K-070, Class A2
	3.303%, 11/25/27 (a)(b)(c)	5,287,544
7,783,855	Series K-S10, Class A10
	1 Month LIBOR USD + 0.610%
	0.717%, 10/25/28 (a)(c)	7,829,055
22,798,846	Series K-F125, Class AS
	30-day Average SOFR + 0.220%
	0.269%, 10/25/28 (a)(c)	22,785,785
1,028,345	Series K-091, Class A1
	3.339%, 10/25/28 (b)(c)	1,077,275
5,463,241	Series K-F56, Class A
	1 Month LIBOR USD + 0.560%
	0.667%, 11/25/28 (a)(c)	5,490,099
3,580,213	Series K-F59, Class A
	1 Month LIBOR USD + 0.540%
	0.647%, 02/25/29 (a)(c)	3,589,217
5,000,000	Series K-S13, Class A
	1 Month LIBOR USD + 0.660%
	0.767%, 09/25/29 (a)(c)	5,061,247
4,526,123	Series K-104, Class A1
	1.938%, 10/25/29 (b)(c)	4,507,933
9,029,881	Series K-F79, Class AS
	30-day Average SOFR + 0.580%
	0.629%, 05/25/30 (a)(c)	9,083,418
4,564,682	Series K-F83, Class AL
	1 Month LIBOR USD + 0.360%
	0.467%, 06/25/30 (a)(c)	4,568,093
11,388,787	Series K-F82, Class AL
	1 Month LIBOR USD + 0.370%
	0.477%, 06/25/30 (a)(c)	11,414,210
17,879,158	Series K-F92, Class AL
	1 Month LIBOR USD + 0.330%
	0.437%, 10/25/30 (a)(c)	17,921,029
17,688,461	Series K-F91, Class AS
	30-day Average SOFR + 0.380%
	0.429%, 10/25/30 (a)(c)	17,729,651
17,525,112	Series K-F94, Class AL
	1 Month LIBOR USD + 0.300%
	0.407%, 11/25/30 (a)(c)	17,561,408
14,196,464	Series K-F97, Class AS
	30-day Average SOFR + 0.250%
	0.299%, 12/25/30 (a)(c)	14,152,416
23,334,374	Series K-F103, Class AS
	30-day Average SOFR + 0.240%
	0.289%, 01/25/31 (a)(c)	23,323,995
25,000,000	Series K-F105, Class AS
	30-day Average SOFR + 0.250%
	0.299%, 02/25/31 (a)(c)	24,894,750
	FNMA
1,083,586	Series 2013-M6, Class 2A
	2.576%, 03/25/23 (a)	1,093,579

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2022 (Unaudited)

Par Value		Value
U.S. GOVERNMENT-BACKED OBLIGATIONS – (continued)
	GNMA
$23,761,856	Series 2021-051, Class AC
	1.500%, 05/16/55 (b)	$22,880,590
24,256,258	Series 2021-040, Class AD
	1.500%, 05/16/61 (b)	23,385,179
21,677,310	Series 2021-052, Class A
	1.500%, 05/16/61 (b)	20,867,680
14,024,496	Series 2021-068, Class AB
	1.500%, 12/16/61 (b)	13,478,167
17,530,023	Series 2020-132, Class AD
	2.200%, 09/16/62 (b)	17,195,158
	Total U.S. Government-Backed
	Obligations	337,511,008
	(Cost $341,540,330)

REPURCHASE AGREEMENTS – 16.19%
148,000,000	INTL FCStone Financial, Inc., 0.160%,
	Dated 02/28/2022, matures 03/01/2022,
	repurchase price $148,000,658 (collateralized
	by $370,763,779 par amount of Government
	Agencies, GNMA, FNMA, and FHLMC
	securities of 0.000% to 8.000%
	due 03/20/22 to 10/16/63,
	total market value $151,480,521)	148,000,000
	Total Repurchase Agreements	148,000,000
	(Cost $148,000,000)

REGISTERED INVESTMENT COMPANY – 0.52%
4,729,844	First American Government
	Obligations Fund – Class X
	0.026%, 12/01/31 (f)	4,729,844
	Total Registered
	Investment Company	4,729,844
	(Cost $4,729,844)

	Total Investments – 117.02%	1,070,022,446
	(Cost $1,078,498,897)

	Net Other Assets
	and Liabilities – (17.02)%	(155,662,859)
	Net Assets – 100.00%	$914,359,587

(a)
Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2022. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b)	The security has Sequential collateral.
(c)	The security has Structured collateral.
(d)	The security has PAC (Planned Amortization Class) collateral.
(e)	Represents or includes a TBA (To Be Announced) transaction.
(f)	Seven day yield as of February 28, 2022.

Explanation of Abbreviations and Acronyms:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Statements of Assets and Liabilities
February 28, 2022 (Unaudited)

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
ASSETS:
INVESTMENTS:
Investments and repurchase agreements at cost	$2,493,574,345	$1,078,498,897
Investments at value	$1,978,057,892	$922,022,446
Repurchase agreements at value	514,500,000	148,000,000
Total investments and repurchase agreements at value	2,492,557,892	1,070,022,446
Cash	393,237	—
Cash held as collateral	859,403	166,015

RECEIVABLES:
Interest	1,526,746	567,345
Investment securities sold	4,518	3,509
TBA investment securities sold	—	129,017,257
Other assets	18,660	15,158
Total Assets	2,495,360,456	1,199,791,730

LIABILITIES:
PAYABLES:
Dividends	99,698	316,765
Investment securities purchased	20,000,000	7,049,958
TBA investment securities purchased	—	273,791,597
Fund shares purchased	—	4,000,000
Advisory fees	154,915	86,655
Administration fees	100,329	43,484
Distribution fees	29,077	9,619
Registration fees	5,670	2,250
Custodian fees	27,836	12,036
Accounting fees	119,179	55,541
Accrued expenses	121,672	64,238
Total Liabilities	20,658,376	285,432,143
NET ASSETS	$2,474,702,080	$914,359,587

NET ASSETS CONSIST OF:
Paid-in capital	$2,490,602,711	$944,167,372
Accumulated deficit	(15,900,631)	(29,807,785)
NET ASSETS	$2,474,702,080	$914,359,587

TCU Shares:
Net assets	$1,321,341,047	$612,215,691
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	140,633,064	63,651,547
Net asset value, offering price and redemption
price per share (net assets/shares outstanding)	$9.40	$9.62

Investor Shares:
Net assets	$1,153,361,033	$302,143,896
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	122,759,402	31,411,715
Net asset value, offering price and redemption
price per share (net assets/shares outstanding)	$9.40	$9.62

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Statements of Operations
For the Six Months Ended February 28, 2022 (Unaudited)

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
INVESTMENT INCOME:
Interest	$3,806,662	$3,327,702

EXPENSES:
Advisory fees	1,108,943	628,092
Administration fees	738,160	337,489
Accounting fees	365,452	180,385
Distribution and Service (12b-1) Fees on Investor Shares	231,418	85,157
Legal fees	125,777	58,667
Transfer agent fees	103,506	51,458
Trustees' fees	96,891	45,075
Compliance fees	73,196	34,278
Custody fees	69,426	34,501
Registration fees	16,892	13,290
Audit and tax fees	12,398	12,398
Printing fees	3,076	1,447
Interest expense	—	4,334
Other expenses	63,755	32,276
Net operating expenses	3,008,890	1,518,847
Net Investment Income	797,772	1,808,855

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions	(489,467)	(12,718,505)
Net change in unrealized appreciation (depreciation) of:
Investments	(6,987,253)	(15,785,005)
Net Realized and Unrealized Loss on Investments	(7,476,720)	(28,503,510)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,678,948)	$(26,694,655)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Statements of Changes in Net Assets

	Ultra-Short Duration Portfolio		Short Duration Portfolio
	Six Months Ended		Six Months Ended
	February 28, 2022	Year Ended	February 28, 2022	Year Ended
	(Unaudited)	August 31, 2021	(Unaudited)	August 31, 2021
Investment Activities:
Operations:
Net investment income	$797,772	$6,492,631	$1,808,855	$3,819,874
Net realized gain (loss)
on investment transactions	(489,467)	352,841	(12,718,505)	3,265,308
Net change in unrealized appreciation
(depreciation) of investments	(6,987,253)	1,329,797	(15,785,005)	(7,824,812)
Net increase (decrease) in net assets
resulting from operations	(6,678,948)	8,175,269	(26,694,655)	(739,630)

Distributions to Shareholders:
Dividends and distributions to shareholders:
TCU Shares	(1,636,583)	(3,487,534)	(1,969,470)	(4,920,730)
Investor Shares	(1,558,050)	(4,416,618)	(1,297,973)	(2,730,824)
Total distributions	(3,194,633)	(7,904,152)	(3,267,443)	(7,651,554)

From Shares Transactions:
TCU Shares:
Proceeds from sale of shares	35,500,000	824,617,066	25,000,000	259,000,000
Reinvestment of dividends and distributions	1,202,761	2,233,087	911,785	2,266,877
Cost of shares repurchased	(190,500,000)	(95,042,735)	(198,492,995)	(43,688,555)
Investor Shares:
Proceeds from sale of shares	114,533,282	1,943,061,043	30,000,000	644,550,185
Reinvestment of dividends and distributions	986,314	2,476,031	730,448	1,582,802
Cost of shares repurchased	(822,297,136)	(969,886,028)	(415,678,662)	(204,142,155)
Net increase (decrease) in net assets
resulting from shares transactions	(860,574,779)	1,707,458,464	(557,529,424)	659,569,154
Net change in net assets	(870,448,360)	1,707,729,581	(587,491,522)	651,177,970

Net Assets:
Beginning of period	3,345,150,440	1,637,420,859	1,501,851,109	850,673,139
End of period	$2,474,702,080	$3,345,150,440	$914,359,587	$1,501,851,109

Other Information:
Summary of Shares Transactions:
TCU Shares:
Shares sold	3,765,707	87,373,733	2,548,420	26,255,089
Reinvestment of dividends and distributions	127,731	236,714	93,806	229,769
Shares repurchased	(20,225,953)	(10,072,021)	(20,574,356)	(4,446,487)
Total TCU Share Transactions	(16,332,515)	77,538,426	(17,932,130)	22,038,371
Investor Shares:
Shares sold	12,162,531	205,937,764	3,058,104	65,426,742
Reinvestment of dividends and distributions	104,761	262,475	75,027	160,542
Shares repurchased	(87,343,055)	(102,761,009)	(42,841,725)	(20,728,219)
Total Investor Share Transactions	(75,075,763)	103,439,230	(39,708,594)	44,859,065
Net increase (decrease) in
shares outstanding	(91,408,278)	180,977,656	(57,640,724)	66,897,436

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Portfolio – TCU Shares
	Six Months
	Ended
	February 28,		Years Ended August 31,
	2022
	(Unaudited)		2021	2020		2019		2018		2017
Net Asset Value,
Beginning of period	$9.43		$9.42	$9.38		$9.40		$9.47		$9.49
Income from Investment Operations:
Net investment income(a)(b)	0.00	(c)	0.02	0.13		0.22		0.14		0.07
Net realized and unrealized gain
(loss) on investment transactions	(0.02)		0.02	0.05		(0.01)		(0.06)		(0.01)
Total income from
investment operations	(0.02)		0.04	0.18		0.21		0.08		0.06
Less Distributions from:
Investment income(b)	(0.01)		(0.03)	(0.14)		(0.23)		(0.15)		(0.08)
Total Distributions	(0.01)		(0.03)	(0.14)		(0.23)		(0.15)		(0.08)
Net Asset Value,
End of period	$9.40		$9.43	$9.42		$9.38		$9.40		$9.47
Total Return(d)	-0.20	%(e)	0.44%	1.99%		2.22%		0.89%		0.68%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$1,321,341		$1,479,989	$748,181		$427,038		$360,130		$363,612
Ratios to average net assets:
Expenses net of expense reductions	0.19	%(f)	0.20%	0.26	%(g)	0.32	%(g)	0.40	%(g)	0.40	%(g)
Expenses before expense reductions	0.19	%(f)	0.20%	0.26%		0.33%		0.41%		0.41%
Net investment income net
of expense reductions	0.07	%(f)	0.26%	1.39	%(g)	2.37	%(g)	1.52	%(g)	0.74	%(g)
Net investment income
before expense reductions	0.07	%(f)	0.26%	1.39%		2.36%		1.51%		0.73%
Portfolio Turnover Rate	3	%(e)	26%	25%		60%		157%		123%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Amount is between $(0.005) and 0.005.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(e)	Not Annualized.
(f)	Annualized.
(g)	During the year, certain fees were waived (see Note 3).

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Portfolio – Investor Shares
	Six Months
	Ended
	February 28,		Years Ended August 31,
	2022
	(Unaudited)		2021	2020		2019		2018		2017
Net Asset Value,
Beginning of period	$9.43		$9.42	$9.38		$9.40		$9.47		$9.49
Income from Investment Operations:
Net investment income(a)(b)	0.00	(c)	0.02	0.09		0.22		0.14		0.07
Net realized and unrealized gain
(loss) on investment transactions	(0.02)		0.02	0.09		(0.02)		(0.06)		(0.01)
Total income from
investment operations	(0.02)		0.04	0.18		0.20		0.08		0.06
Less Distributions from:
Investment income(b)	(0.01)		(0.03)	(0.14)		(0.22)		(0.15)		(0.08)
Total Distributions	(0.01)		(0.03)	(0.14)		(0.22)		(0.15)		(0.08)
Net Asset Value,
End of period	$9.40		$9.43	$9.42		$9.38		$9.40		$9.47
Total Return(d)	-0.22	%(e)	0.41%	1.96%		2.19%		0.86%		0.64%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$1,153,361		$1,865,162	$889,240		$54,160		$14,192		$14,291
Ratios to average net assets:
Expenses net of expense reductions	0.22	%(f)	0.23%	0.28	%(g)	0.34	%(g)	0.43	%(g)	0.43	%(g)
Expenses before expense reductions	0.22	%(f)	0.23%	0.28%		0.35%		0.44%		0.44%
Net investment income net
of expense reductions	0.04	%(f)	0.23%	0.94	%(g)	2.40	%(g)	1.48	%(g)	0.71	%(g)
Net investment income
before expense reductions	0.04	%(f)	0.23%	0.94%		2.39%		1.47%		0.70%
Portfolio Turnover Rate	3	%(e)	26%	25%		60%		157%		123%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Amount is between $(0.005) and 0.005.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(e)	Not Annualized.
(f)	Annualized.
(g)	During the year, certain fees were waived (see Note 3).

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio – TCU Shares
	Six Months
	Ended
	February 28,		Years Ended August 31,
	2022
	(Unaudited)		2021	2020		2019		2018		2017
Net Asset Value,
Beginning of period	$9.83		$9.91	$9.75		$9.51		$9.67		$9.72
Income from Investment Operations:
Net investment income(a)(b)	0.01		0.03	0.17		0.23		0.16		0.09
Net realized and unrealized gain
(loss) on investment transactions	(0.20)		(0.04)	0.19		0.25		(0.15)		(0.04)
Total income from
investment operations	(0.19)		(0.01)	0.36		0.48		0.01		0.05
Less Distributions from:
Investment income(b)	(0.02)		(0.07)	(0.20)		(0.24)		(0.17)		(0.10)
Total Distributions	(0.02)		(0.07)	(0.20)		(0.24)		(0.17)		(0.10)
Net Asset Value,
End of period	$9.62		$9.83	$9.91		$9.75		$9.51		$9.67
Total Return(c)	-1.89	%(d)	-0.13%	3.76%		5.15%		0.06%		0.55%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$612,216		$802,363	$590,322		$400,537		$380,063		$396,152
Ratios to average net assets:
Expenses net of expense reductions	0.21	%(e)	0.21%	0.27	%(f)	0.32	%(f)	0.39	%(f)	0.40	%(f)
Expenses before expense reductions	0.21	%(e)	0.21%	0.27%		0.33%		0.40%		0.41%
Net investment income net
of expense reductions	0.29	%(e)	0.34%	1.71	%(f)	2.42	%(f)	1.65	%(f)	0.96	%(f)
Net investment income
before expense reductions	0.29	%(e)	0.34%	1.71%		2.41%		1.64%		0.95%
Portfolio Turnover Rate	121	%(d)	311%	112%		80%		196%		145%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	During the year, certain fees were waived (see Note 3).

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio – Investor Shares
	Six Months
	Ended
	February 28,		Years Ended August 31,
	2022
	(Unaudited)		2021	2020		2019		2018		2017
Net Asset Value,
Beginning of period	$9.84		$9.91	$9.75		$9.51		$9.67		$9.72
Income from Investment Operations:
Net investment income(a)(b)	0.01		0.03	0.12		0.22		0.15		0.09
Net realized and unrealized gain
(loss) on investment transactions	(0.21)		(0.04)	0.24		0.26		(0.15)		(0.04)
Total income from
investment operations	(0.20)		(0.01)	0.36		0.48		0.00		0.05
Less Distributions from:
Investment income(b)	(0.02)		(0.06)	(0.20)		(0.24)		(0.16)		(0.10)
Total Distributions	(0.02)		(0.06)	(0.20)		(0.24)		(0.16)		(0.10)
Net Asset Value,
End of period	$9.62		$9.84	$9.91		$9.75		$9.51		$9.67
Total Return(c)	-2.00	%(d)	-0.06%	3.73%		5.12%		0.03%		0.52%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$302,144		$699,488	$260,351		$1,792		$22,082		$22,191
Ratios to average net assets:
Expenses net of expense reductions	0.24	%(e)	0.24%	0.28	%(f)	0.35	%(f)	0.42	%(f)	0.43	%(f)
Expenses before expense reductions	0.24	%(e)	0.24%	0.28%		0.36%		0.43%		0.44%
Net investment income net
of expense reductions	0.24	%(e)	0.27%	1.23	%(f)	2.27	%(f)	1.62	%(f)	0.93	%(f)
Net investment income
before expense reductions	0.24	%(e)	0.27%	1.23%		2.26%		1.61%		0.92%
Portfolio Turnover Rate	121	%(d)	311%	112%		80%		196%		145%
______________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	During the year, certain fees were waived (see Note 3).

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2022 (Unaudited)

Note 1. Organization

Trust for Credit Unions (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently consisting of two diversified portfolios: Ultra-Short Duration Portfolio and Short Duration Portfolio (together, the “Portfolios” or individually, a “Portfolio”). Shares of the Portfolios are offered for sale solely to state and federally chartered credit unions. The Trust previously offered shares of another portfolio, the Money Market Portfolio, which suspended operations as of the close of business on May 30, 2014.

On October 1, 2012, the Trust began offering a second class of shares, known as Investor Shares, in each of the Portfolios and the existing shares in each Portfolio were redesignated as TCU Shares. Investor Shares and TCU Shares of each Portfolio should have returns that are substantially the same because they represent interests in the same Portfolio and differ only to the extent that they have different class specific expenses. Effective October 1, 2012, TCU Shares of each Portfolio are only available to those shareholders that had open accounts in the particular Portfolio as of such date. The Investor Shares of each Portfolio commenced operations on November 30, 2012.

The Portfolios seek to achieve a high level of current income, consistent with low volatility of principal (in the case of the Ultra-Short Duration Portfolio) and relatively low volatility of principal (in the case of the Short Duration Portfolio) by investing in obligations authorized under the Federal Credit Union Act.

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation
Investments in mortgage-backed, asset-backed (to the extent that obligations authorized under the Federal Credit Union Act are categorized as asset-backed obligations), and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Board of Trustees of the Trust (the “Board”).

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2022 (Unaudited) (continued)

The summary of inputs used to value each Portfolio’s net assets as of February 28, 2022 is as follows:

	Ultra-Short Duration Portfolio
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2/28/2022	Price	Inputs	Inputs
Assets:
Bank Notes	$27,022,483	$—	$27,022,483	$—
Asset-Backed
Securities	371,429	—	371,429	—
Collateralized
Mortgage
Obligations	853,486,533	—	853,486,533	—
Mortgage-
Backed
Obligations	161,272,901	—	161,272,901	—
Agency
Debentures	1,500,000	—	—	1,500,000
U.S. Treasury
Obligations	501,052,176	—	501,052,176	—
U.S. Government-
Backed
Obligations	433,352,370	—	433,352,370	—
Repurchase
Agreements	514,500,000	—	514,500,000	—
	$2,492,557,892	$—	$2,491,057,892	$1,500,000

	Short Duration Portfolio
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2/28/2022	Price	Inputs	Inputs
Assets:
Bank Notes	$129,356,921	$—	$129,356,921	$—
Collateralized
Mortgage
Obligations	180,555,066	—	180,555,066	—
Mortgage-
Backed
Obligations	263,392,520	—	263,392,520	—
Municipal
Bonds	6,477,087	—	6,477,087	—
U.S. Government-
Backed
Obligations	337,511,008	—	337,511,008	—
Repurchase
Agreements	148,000,000	—	148,000,000	—
Registered
Investment
Company	4,729,844	4,729,844	—	—
	$1,070,022,446	$4,729,844	$1,065,292,602	$—

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of February 28, 2022:

Ultra-Short
Duration Portfolio
Fair Value, as of
August 31, 2021	$1,750,000
Gross sales	(250,000)
Fair Value, as of
February 28, 2022	$1,500,000

Factors considered in determining the fair value of investments designated as Level 3 include anticipated cash flows and credit characteristics.

B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.  Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security.

C. Distribution to Shareholders
Each Portfolio intends to distribute to its shareholders substantially all of its investment income and capital gains. The Portfolios declare dividends from net investment income daily and pay such dividends monthly. Each Portfolio makes distributions of net realized capital gains, if any, at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

D. Allocations
Net investment income earned, other than class-specific expenses, realized capital gains and losses, and unrealized appreciation and depreciation for a Portfolio are allocated daily to each class of shares based upon the relative net asset value of settled shares of each class at the beginning of the day (after adjusting for the current day’s settled capital share activity of the respective class). Class-specific expenses are charged directly to the class incurring the expense.  Expenses not directly charged to a Portfolio are allocated proportionally among all the Portfolios in the Trust, daily in relation to the net assets of each Portfolio or another reasonable measure.

E. Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2022 (Unaudited) (continued)

F. LIBOR Transition
The Portfolios invest in financial instruments with payment obligations, financing terms, hedging strategies or investment values based on floating rates, such as London Interbank Offered Rate (“LIBOR”). LIBOR is the offered rate for short-term Eurodollar deposits between major international banks.

ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. The transition away from LIBOR poses a number of other risks, including changed values of LIBOR-related investments, which may adversely affect the Portfolios’ performance.

G. Federal Taxes
It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolios. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards may reduce the requirement of future capital gain distributions.

The characterization of distributions to shareholders is determined in accordance with U.S. federal income tax rules, which may differ from U.S. GAAP. Therefore, the source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains or as a tax return of capital.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. The Portfolios have elected to accrete and amortize market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. For the current year, net amortization is reducing ordinary income available for distribution.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of August 31, 2021, were as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Total Cost of Investments
on Tax Basis	$3,339,086,738	$1,693,719,746
Gross Unrealized
Appreciation on
Investments	$7,899,392	$10,051,618
Gross Unrealized
Depreciation on
Investments	(1,948,427)	(2,765,853)
Net Unrealized
Appreciation on
Investments	$5,950,965	$7,285,765

H. Expenses
Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period or in such other manner as the Board deems fair or equitable depending upon the nature of the expenses. In addition, expenses incurred by a Portfolio that do not specifically relate to a particular class of shares of the Portfolio are generally allocated to the appropriate classes based on each class’ relative average net assets or in such other manner as the Board deems fair and equitable. Expenses that specifically relate to a particular class of shares of a Portfolio are allocated to that class.

The Portfolios pay compensation to the independent Trustees of the Trust in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The Portfolios do not pay compensation to Trustees or officers of the Trust who are also officers of the Trust’s investment adviser or administrator.

I. Repurchase Agreements and Reverse Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2022 (Unaudited) (continued)

interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

A repurchase agreement may permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreement with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreement counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreement, a Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction.  Upon a bankruptcy or insolvency of the repurchase agreement counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

Master Repurchase Agreements (“MRAs”) permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The Portfolios had investments in repurchase agreements at February 28, 2022. The gross value and related collateral received for these investments are presented in each Portfolio of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each Portfolio exceeded the value of its respective repurchase agreements as of February 28, 2022.

The Portfolios may also engage in reverse repurchase transactions in which a Portfolio sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by a Portfolio. The Portfolios did not engage in reverse repurchase transactions during the six months ended February 28, 2022.

J. When-Issued Securities
Consistent with National Credit Union Administration (“NCUA”) rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (“To Be Announced”) securities that have been authorized but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract.

K. Mortgage Dollar Rolls
The Portfolios may enter into mortgage ‘‘dollar rolls’’ in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2022 (Unaudited) (continued)

Note 3. Agreements and 12b-1 Plan

A. Advisory Agreement
ALM First Financial Advisors, LLC (“ALM First” or the “Adviser”) serves as investment adviser pursuant to an amended and restated advisory agreement (the “Advisory Agreement”) that was approved by the Board and shareholders of each Portfolio and took effect on January 31, 2021. Under the Advisory Agreement, ALM First manages the Portfolios, subject to the general supervision of the Board.

As compensation for its services and its assumption of certain expenses, the Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):

Portfolio(s)	Contractual Rate*
Ultra-Short	0.14% on the first $250 million;
Duration	0.12% between $250 million and $500 million;
0.08% between $500 million and $1 billion;
0.06% assets above $1 billion
Short	0.14% on the first $250 million;
Duration	0.12% between $250 million and $500 million;
0.08% between $500 million and $1 billion;
0.06% assets above $1 billion

*	Contractual rate effective January 31, 2021 is based on the average daily net assets of each Portfolio.

B. Administration Agreement
Callahan Credit Union Financial Services Limited Liability Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. (“CFS”) serves as a general partner to CUFSLP, which includes 37 major credit unions that are limited partners. As compensation for services rendered pursuant to such Agreement, CUFSLP is entitled to fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	CUFSLP Fee
Ultra-Short Duration	0.05%
Short Duration	0.05

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, provides additional administrative services to the Portfolios pursuant to a Fund Administration Servicing Agreement dated June 7, 2018 and is entitled to the following fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of the aggregate average net assets.

Asset Level	Contractual Rate(1)
up to $300 million	0.030%
from $300 to $600 million	0.025
in excess of $600 million	0.020
________

(1)	The complex is subject to an aggregate minimum annual base fee of $150,000.

C. Other Agreements
CFS serves as exclusive distributor of shares of the Portfolios.  CFS did not receive any compensation under the Distribution Agreement during the six months ended February 28, 2022.

Fund Services also serves as the fund accountant and transfer agent to the Portfolios. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Portfolios’ custodian.

From April 11, 2011 through April 2, 2020, the Board of Trustees of the Trust voluntarily agreed to waive 15% of its fees.

From April 11, 2011 through April 2, 2020, Nisen & Elliott, LLC, counsel to the independent Trustees of the Trust, voluntarily agreed to waive 15% of its legal fees.

From April 11, 2011 through April 2, 2020, Vigilant Compliance Services voluntarily agreed to waive its fee in an amount equal to 10% of such fee.

The Trust has adopted a Distribution Plan (the “12b-1 Plan”) with respect to Investor Shares of the Portfolios. Under the 12b-1 Plan, the Trust may pay the distributor (or any other person) an amount of up to 0.25% annually of the average daily net assets attributable to Investor Shares of each Portfolio in consideration for expenses and activities primarily intended to result in the sale of Investor Shares and/or for administrative support services. The Trust is currently limiting the fee payable under the 12b-1 Plan with respect to Investor Shares of each Portfolio to 0.03% of the average daily net assets attributable to Investor Shares of each such Portfolio. For the six months ended February 28, 2022, the Ultra-Short Duration Portfolio and Short Duration Portfolio incurred fees under the 12b-1 Plan of $231,418 and $85,157, respectively.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2022 (Unaudited) (continued)

Note 4. Investment Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2022 were as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Purchases of U.S.
Government and
agency obligations	$51,285,350	$1,427,925,301
Purchases (excluding
U.S. Government and
agency obligations)	0	84,385,802
Sales or maturities of
U.S. Government and
agency obligations	926,422,805	1,952,395,996
Sales or maturities
(excluding U.S.
Government and
agency obligations)	33,044,000	36,219,309

Note 5.  Bank Borrowings

On April 26, 2021, each of the Portfolios entered into an uncommitted line of credit (the “Credit Facility”) with U.S. Bank. The Credit Facility provides for a $500,000,000 uncommitted, secured 364-day umbrella line of credit for the Ultra Short Duration Portfolio and the Short Duration Portfolio. The annual interest rate charged on borrowings under the Credit Facility equals (i) the prime rate charged by U.S. Bank, less (ii) 0.50%.

During the six months ended February 28, 2022, the Short Duration Portfolio had borrowings under the Credit Facility on three days, with an average borrowing and interest rate on those days of $18,910,000 and 2.75%, respectively. Interest expense of $4,334 incurred during the period is included on the Statement of Operations. The balance as of December 10, 2021 of $18,910,000 was the maximum amount of borrowings outstanding during the six months ended February 28, 2022.The Ultra-Short Duration Portfolio did not have any borrowings under the Credit Facility during the six months ended February 28, 2022. See Note 9 for information on the renewal of the Credit Facility.

Note 6. Tax Information

The tax character of distributions paid for the fiscal year ended August 31, 2021 was as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Distributions paid from:
Ordinary income	$7,904,152	$7,651,554
Long Term Capital Gains	—	—
Total taxable distributions	$7,904,152	$7,651,554

The tax character of distributions paid for the fiscal year ended August 31, 2020 was as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Distributions paid from:
Ordinary income	$10,328,374	$9,966,943
Long Term Capital Gains	—	—
Total taxable distributions	$10,328,374	$9,966,943

As of August 31, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Undistributed ordinary
income—net	$887,159	$634,002
Total undistributed
earnings	$887,159	$634,002
Capital loss
carryforward(1)	(12,677,219)	(7,456,765)
Timing differences
(dividends payable)	(187,955)	(308,689)
Unrealized gains—net	5,950,965	7,285,765
Total accumulated
gains/(losses)—net	$(6,027,050)	$154,313
________

(1)	The amount for each capital loss carryforward is indicated below.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years following the loss, and such carryforward is treated as a short-term capital loss in each of those years, irrespective of the character of the original loss. Net capital losses (earned in taxable years beginning after December 22, 2010) (“post–2010 losses”) may be carried forward indefinitely and must retain the character of the original loss.

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
No Expiration –
Long Term	$5,237,653	$1,039,975
No Expiration –
Short Term	7,439,566	6,416,790

Net capital and foreign currency losses incurred after October 31 and certain ordinary losses incurred after December 31 may be deferred and treated as occurring on

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2022 (Unaudited) (continued)

the first day of the following fiscal year. For the fiscal year ended August 31, 2021, the Portfolios did not defer any late year losses.

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to accretion of market discounts, amortization of market premiums, and wash sale deferrals.

In order to present certain components of the Portfolios’ capital accounts on a tax basis, certain reclassifications have been recorded to the Portfolios’ accounts. These reclassifications have no impact on the net asset value of the Portfolios. Reclassifications result primarily from the difference in the tax treatment of paydown gains and losses, distribution redesignations, market discounts and market premiums and expiration of capital loss carryforwards. There were no reclassifications during the year ended August 31, 2021.

Note 7. Credit and Concentration Risk

The Portfolios’ investments are subject to credit risk, the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or a counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate. Credit spreads may increase, which may reduce the market values of a Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

The Portfolios may invest a portion of their assets in securities of issuers that hold mortgage securities, including residential mortgages. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in the interest rates.

The Portfolios may also invest in CMOs. These multiple class securities may be mortgage-related securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests. Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among several classes of a CMO in various ways.

Note 8. Pandemic Risk

The novel coronavirus (COVID-19) pandemic has caused financial markets to experience significant volatility and uncertainty exists as to its long term impact. The coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and economic uncertainty. Although vaccination against COVID-19 has reduced the pandemic’s spread and certain sectors of the economy have recovered, the impact of COVID-19 and its variants may last for an extended period of time. The impact of epidemics and pandemics such as COVID-19 could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. As a result, a Portfolio’s performance and the ability to achieve its investment objective may be adversely impacted. Management continues to evaluate the impact of COVID-19 on the financial position and operating results of the Portfolios.

Note 9. Subsequent Events

On March 24, 2022, the Ultra-Short Duration Portfolio and Short Duration Portfolio renewed the Credit Facility with U.S. Bank (as renewed, the “New Credit Facility”).  The terms of the New Credit Facility, including the $500,000,000 borrowing limit and interest rate calculation, are substantially identical to those governing the Credit Facility.  Unless renewed, the New Credit Facility will terminate on March 23, 2023.

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued and has determined that, aside from the foregoing, there were no subsequent events requiring recognition or disclosure in the financials statements.

TRUST FOR CREDIT UNIONS
Additional Information (Unaudited)

Tax Information

For the fiscal year ended August 31, 2021, the Portfolios had no long-term capital gain distributions.

Expenses – Six Months Ended February 28, 2022.

As a shareholder of the Portfolios, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 through February 28, 2022.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholder may incur transaction costs.

	Ultra-Short				Short Duration
	Duration Portfolio				Portfolio
				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended
	9/1/21	2/28/22		2/28/22*	9/1/21	2/28/22		2/28/22*
TCU Shares
Actual	$1,000.00	$998.00		$0.94	$1,000.00	$981.10		$1.03
Hypothetical 5% Return	1,000.00	1,023.85	+	0.95	1,000.00	1,023.75	+	1.05

Investor Shares
Actual	1,000.00	997.80		1.09	1,000.00	980.00		1.18
Hypothetical 5% Return	1,000.00	1,023.70	+	1.10	1,000.00	1,023.60	+	1.20
______________

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period). The annualized net expense ratios for the period were 0.19% and 0.21% for the Ultra-Short Duration Portfolio and Short Duration Portfolio’s TCU Shares, respectively, and 0.22% and 0.24% for the Ultra-Short Duration Portfolio and Short Duration Portfolio’s Investor Shares, respectively.

+	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

TRUST FOR CREDIT UNIONS
Statement Regarding Liquidity Risk Management Program (Unaudited)

The Trust has adopted and implemented a written Liquidity Risk Management Program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended, on behalf of the Portfolios.  The Program seeks to assess, manage and review each Portfolio’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a Portfolio could not meet requests to redeem shares issued by the Portfolio without significant dilution of remaining investors’ interest in the Portfolio.

The Trust’s Board of Trustees has appointed the Adviser to be the Program administrator (the “Program Administrator”). Among other things, Rule 22e-4 requires that the Program Administrator provide a written report to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of the Highly Liquidity Investment Minimum (“HLIM”) established for a Portfolio, if any, and any material changes to the Program (the “Report”).

At a meeting held on October 26, 2021, the Board received and reviewed the annual Report of the Program Administrator concerning the operation of the Program for the period from June 1, 2020 to June 30, 2021 (the “Period”). The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in reviewing the adequacy of the effectiveness of the implementation of the Program with respect to each Portfolio. The Report noted that there were no material changes to the Program during the Period, the Portfolios primarily held highly liquid assets (investments that the Portfolio anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value), none of the Portfolios had breached the 15% maximum illiquid security threshold (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment), and that the Portfolios were not required to set a HLIM. The Report concluded that the Program is appropriately designed, implemented and is effectively operating to assess and manage each Portfolio’s liquidity risk within the compliance parameters of Rule 22e-4 during the Reporting Period.

Trustees
Julie A. Renderos, Chair
Erin M. Mendez, Vice Chair
Lisa Ginter
Stanley Hollen
J. Mark McWatters
James F. Regan
Wendell A. Sebastian
Michael D. Steinberger

Officers
Jay E. Johnson, President and Treasurer
Jonathan K. Jeffreys, Vice President and Assistant Treasurer
Andrew E. Seaberg, Secretary
Salvatore Faia, JD, CPA, Chief Compliance Officer

Administrator
Callahan Credit Union Financial Services
Limited Liability Limited Partnership

Investment Adviser
ALM First Financial Advisors, LLC

Administrative & Fund Accounting Agent
U.S. Bank Global Fund Services

Transfer Agent
U.S. Bancorp Fund Services, LLC

Distributor
Callahan Financial Services, Inc.

Independent Registered Public Accounting Firm
Tait,Weller & Baker LLP

(b)

NOTICE:

 Important Reports to Shareholders of the Trust for Credit Unions Short Duration Portfolio and Ultra-Short Duration Portfolio are Now Available Online and In Print by Request.

The shareholder reports contain important information about your investments, including portfolio holdings and financial statements. We encourage you to view the shareholder reports and other information by visiting: https://trustcu.com/investment-documents/.

You may request a paper copy of the shareholder reports or other materials available at www.trustcu.com/contact-us or by contacting the Trust at 1-800-237-5678. You will not otherwise receive a paper copy of these materials.

You may elect to receive all future shareholder reports and other communications from your Portfolio(s) electronically by contacting your broker-dealer or other financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. If you invest directly with the Trust, you can call 1-800-237-5678 to request paper copies of your shareholder reports. You may also elect to receive shareholder reports and other communications electronically by contacting your financial intermediary or, if you are a direct investor, by enrolling at www.trustcu.com/contact-us or calling us at the number above.

Item 2. Code of Ethics.

 Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for this reporting period.

(2) Certification pursuant to Rule 30a-2(a) under the 1940 Act and pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Credit Unions

By (Signature and Title)*     /s/Jay E. Johnson
 Jay E. Johnson, President & Treasurer
 (principal executive officer and principal financial officer)

Date    05/03/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

* Print the name and title of each signing officer under his or her signature